Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rent to Lessor from Operating Leases
Future minimum rent to be received from the Company's investments in real estate assets under the terms of non-cancelable operating leases in effect as of March 31, 2019, including optional renewal periods for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$109,153
2020	146,830
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,068
$1,696,668

Schedule of Future Minimum Rent from Lessee for Ground Leases
The future minimum rent obligations, discounted by the Company's adjusted incremental borrowing rates, under non-cancelable ground leases, for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$402
2020	536
2021	536
2022	536
2023	536
Thereafter	70,165
Total undiscounted rental payments	72,711
Less imputed interest	(63,961)
Total operating lease liabilities	$8,750

Schedule of Future Minimum Rent from Lessee for Ground Leases - ASC 840
The following represents approximate future minimum rent obligations under non-cancelable ground leases by year as of December 31, 2018, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
Total undiscounted rental payments	$2,861
This table excludes future lease payment obligations from one tenant that pays the ground lease obligations directly to the lessor, consistent with the Company's accounting policy prior to its adoption of ASC 842 on January 1, 2019.

The future minimum rent obligations under non-cancelable ground leases as of December 31, 2018, for each of the next five years ended December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
$2,861